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American Funds
Insurance Series®
Prospectus Supplement

For the following prospectuses

Class 1 shares dated October 1, 2008
Class 2 shares dated October 1, 2008
Class 3 shares dated May 1, 2008

The table of portfolio counselors in the prospectus is amended as follows:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
James K. Dunton Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 25 years (since the fund’s inception) Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 46 years, all with Capital Research and Management Company or affiliate
Donald D. O’Neal President and Trustee	Serves as an equity portfolio counselor for: Growth-Income Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate
Alan N. Berro Senior Vice President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 9 years	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 17 years with Capital Research and Management Company or affiliate
Abner D. Goldstine Senior Vice President	Serves as a fixed-income portfolio counselor for: Bond Fund — 13 years (since the fund’s inception) High-Income Bond Fund — 11 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 56 years in total; 41 years with Capital Research and Management Company or affiliate
John H. Smet Senior Vice President	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 16 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate
Claudia P. Huntington Vice President
Serves as an equity portfolio counselor for:
Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Global Discovery Fund — 7 years (since the fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 36 years in total; 33 years with Capital Research and Management Company or affiliate
Robert W. Lovelace Vice President	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate
Susan M. Tolson Vice President
Serves as a fixed-income portfolio counselor for:
High-Income Bond Fund — 14 years (plus 2 years of prior experience as an investment analyst for the fund)
Asset Allocation Fund — 9 years
Global Bond Fund — 2 years (since the fund’s inception)
Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 15 years New World Fund — 9 years (since the fund’s inception) Bond Fund — 11 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 27 years in total; 20 years with Capital Research and Management Company or affiliate
Donnalisa Barnum	Serves as an equity portfolio counselor for: Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 13 years, all with Capital Research and Management Company or affiliate
Gordon Crawford	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years (since the fund’s inception) Global Discovery Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 37 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 3 years Global Bond Fund — 2 years (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 30 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years (since the fund’s inception) Global Discovery Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 6 years Growth-Income Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 15 years with Capital Research and Management Company or affiliate
Alwyn W. Heong	Serves as an equity portfolio counselor for: International Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 16 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 1 year	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate
Thomas H. Hogh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 2 years (since the fund’s inception) U.S. Government/AAA-Rated Securities Fund — 11 years Bond Fund — 1 year	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 2 years (since the fund’s inception) Growth Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 36 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja	Serves as an equity portfolio counselor for: New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 17 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Asset Allocation Fund — 4 years Growth Fund — 3 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with Capital Research and Management Company or affiliate
Sung Lee	Serves as an equity portfolio counselor for: International Fund — 3 years International Growth and Income Fund — less than 1 year (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus
Serves as an equity portfolio counselor for:
International Fund — 2 years (plus 8 years of prior experience as an investment analyst for the fund)
International Growth and Income Fund — less than 1 year (since the fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with Capital Research and Management Company or affiliate
Mark R. Macdonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 23 years in total; 14 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 5 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 40 years in total; 11 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 3 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 33 years in total; 28 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — less than 1 year (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with Capital Research and Management Company or affiliate
C. Ross Sappenfield	Serves as an equity portfolio counselor for: Growth-Income Fund — 9 years Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — less than 1 year	Senior Vice President — Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 11 years, all with Capital Research and Management Company or affiliate
Steven T. Watson
Serves as an equity portfolio counselor for:
Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 2 years
(since the fund’s inception)
Senior Vice President — Capital World Investors Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate
Paul A. White	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 20 years in total; 10 years with Capital Research and Management Company or affiliate

Please keep this supplement with your prospectus

INAFBS-003-0209O   CGD/8024-S20129